Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting Information
Total assets	SFr 727,365	SFr 739,554	SFr 755,833
Operating Segments | Investment Bank
Segment Reporting Information
Total assets	254,561	253,958	274,112
Operating Segments | Asset Management
Segment Reporting Information
Total assets	3,785	3,659	3,603
Operating Segments | Swiss Universal Bank (old)
Segment Reporting Information
Total assets	219,151	222,152	221,478
Operating Segments | International Wealth Management (old)
Segment Reporting Information
Total assets	205,387	204,256	201,326
Corporate Center
Segment Reporting Information
Total assets	44,481	SFr 55,529	55,314
Bank
Segment Reporting Information
Total assets	730,295		759,214
Bank | Operating Segments | Investment Bank
Segment Reporting Information
Total assets	254,561		274,112
Bank | Operating Segments | Asset Management
Segment Reporting Information
Total assets	3,785		3,603
Bank | Operating Segments | Swiss Universal Bank (old)
Segment Reporting Information
Total assets	219,151		221,478
Bank | Operating Segments | International Wealth Management (old)
Segment Reporting Information
Total assets	205,387		201,326
Bank | Adjustments
Segment Reporting Information
Total assets	SFr 47,411		SFr 58,695